UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  July 12, 2008 to August 12, 2008

  Commission File Number of issuing entity: 333-141648-03

  Citigroup Commercial Mortgage Trust 2008-C7
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-141648

  Citigroup Commercial Mortgage Securities Inc.
  (Exact name of depositor as specified in its charter)

  Citigroup Global Markets Realty Corp.
  Goldman Sachs Mortgage Company
  (Exact name of sponsor as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  54-2201401
  54-2201402
  54-6790182
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2A                          ______     ______   ___X___       ___________
  A-2B                          ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-1A                          ______     ______   ___X___       ___________
  A-M                           ______     ______   ___X___       ___________
  A-MA                          ______     ______   ___X___       ___________
  A-J                           ______     ______   ___X___       ___________
  A-JA                          ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On August 12, 2008 a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2008-C7.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The One Liberty Plaza mortgaged property constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB. In accordance with
  Item 1112(b) of Regulation AB, the most recent un-audited net operating income of this significant obligor was $37,263,159.00 for the period of January 1, 2008 through June 30, 2008.

  The Scottsdale Fashion Square mortgaged property constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB. In accordance with Item 1112(b) of Regulation AB, the most recent un-audited net operating income of this significant obligor was $19,704,065.50 for the period of January 1, 2008 through June 30, 2008.

  Brookfield Financial Properties, L.P. (limited guarantor for the One Liberty Plaza mortgage loan) constitutes a significant obligor within the meaning of
  Item 1101(k)(2) of Regulation AB. In accordance with Item 1112(b) of Regulation AB, the most recent audited net income of the significant obligor was $ 117,972,000.00 for the period of January 1, 2007 through December 31, 2007. There are no current updates to the net operating income at this time.




  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2008-C7, relating to the August 12, 2008 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Citigroup Commercial Mortgage Securities Inc.
  (Depositor)

  /s/ Elsie Mao
  Elsie Mao, Director

  Date: August 25, 2008

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2008-C7, relating to the August 12, 2008 distribution.